Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment
Summary Of Property, Plant And Equipment
	Lives (years)	2013	2012
Land	-	$1,523	$1,689
Buildings and improvements	10-44	31,485	28,939
Central office equipment[1]	3-10	86,370	86,185
Cable, wiring and conduit	15-50	76,107	80,338
Other equipment	3-15	67,887	61,387
Software	3	8,150	7,957
Under construction	-	3,276	4,412
		274,798	270,907
Accumulated depreciation and amortization		163,830	161,140
Property, plant and equipment - net		$110,968	$109,767
[1]	Includes certain network software.